REPORTABLE SEGMENTS Q - Schedule of Assets and Liabilities by Reportable Segment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 9,085,951	$ 7,119,855
Total liabilities	6,461,733	4,925,503
Digital Assets
Segment Reporting Information [Line Items]
Total assets	3,575,486	3,723,814
Total liabilities	3,037,783	3,163,499
Data Centers
Segment Reporting Information [Line Items]
Total assets	771,907	199,694
Total liabilities	33,144	0
Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets	4,738,558	3,196,347
Total liabilities	$ 3,390,806	$ 1,762,004